SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Convertible Notes [Member] - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible notes	352,465	371,816	720,154	406,044	186,517
Revision of Prior Period, Adjustment [Member]
Convertible notes				334,733